Debt (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 04, 2012 1.35% Senior notes due 2017 [Member]	Dec. 04, 2012 4.00% Senior notes due 2042 [Member]
Additional Debt (Textual) [Abstract]
Maturities of long-term debt 2014	$ 502,991,000
Maturities of long-term debt 2015	355,000
Maturities of long-term debt 2016	217,000
Maturities of long-term debt 2017	700,150,000
Maturities of long-term debt 2018	153,000
Interest expense on long-term debt	57,949,000	36,188,000	31,883,000
Debt (Textual) [Abstract]
Issue of debt securities				$ 700,000,000	$ 300,000,000
Debt instrument, interest rate				1.35%	4.00%